INCOME TAXES - Schedule Of Reconciliation Between The Income Taxes Expense (Benefit) Computed By Applying PRC Tax Rate To Income (Loss) Before Income Taxes And Actual Provision For Income Taxes (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Loss before provision of income tax	$ (16,935)	$ (29,012)	$ (58,428)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (4,234)	$ (7,250)	$ (14,607)
Taxable deemed interest income from inter-company interest-free loans	(66)	2,218	4,298
Net operating loss not applicable for carryforward	14,820	13,548	0
Non-deductible expenses	44	(1,340)	6,471
Non-deductible expenses related to share-based compensation	3,830	2,102	7,901
Non-taxable income from fair value change gain of contingent consideration	(257)	(5,166)	0
Impairment of goodwill		2,322	0
Effect of income tax rate differences in jurisdictions other than the PRC	675	(87)	7,426
Effects of Company cancellation	(3,723)	205	0
Changes in valuation allowance	(11,154)	(4,608)	(2,501)
Total income tax expenses (benefit)	$ (65)	$ 1,944	$ 8,988